Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentration of Major Customers and Suppliers

Concentration of major customers and suppliers:

	For the year ended September 30,
	2023		2024		2025
	US$	%	US$	%	US$	%
Major customers representing more than 10% of the Company’s revenues
Customer A	$2,631,405	14.2%	$2,081,273	12.6%	$1,824,554	7.7%
Customer B	3,362,796	18.1%	2,991,256	18.1%	4,119,657	17.5%
Customer C	4,065,106	21.9%	2,647,457	16.0%	1,215,678	5.2%
Customer D	-	0%	351,355	2.1%	5,900,599	25.1%
Total Revenues	$10,059,307	54.2%	$8,071,341	48.8%	$13,060,488	55.5%
	As of September 30,
	2024		2025
	US$	%	US$	%
Major customers of the Company’s accounts receivable, net
Company A	$38,884	2.3%	$60,629	6.0%
Company B	134,812	8.0%	83,948	8.4%
Company C	219,836	13.0%	165,043	16.4%
Company D	155,790	9.0%	114,387	11.4%
Total	$549,322	32.3%	$424,007	42.2%

	For the year ended September 30,
	2023		2024		2025
	US$	%	US$	%	US$	%
Major suppliers representing more than 10% of the Company’s cost of revenue
Supplier A	$2,233,892	13.4%	$1,176,108	8.3%	$888,469	4.2%
Supplier B	1,815,015	10.9%	760,007	5.4%	100,762	0.5%
Panaicia Pty Ltd (note)	5,526,462	33.1%	6,462,561	45.8%	12,593,926	59.4%
Supplier C	3,852,869	23.1%	1,543,703	10.9%	1,542,080	7.3%
Supplier D	-	0%	944,063	6.7%	2,591,320	12.2%
Total Cost of Revenue	$13,428,238	80.5%	$10,886,442	77.1%	$17,716,557	83.6%

	As of September 30,
	2024		2025
	US$	%	US$	%
Major suppliers of the Company’s accounts payables, net
Supplier A	$78,224	3.4%	$28,413	3.8%
Supplier B	-	0.0%	12,102	1.6%
Panaicia Pty Ltd (note)	1,563,137	68.7%	-	0%
Supplier C	284,872	12.5%	275,019	36.9%
Supplier D	48,762	2.1%	198,892	26.7%
Total	$1,974,995	86.7%	$514,426	69.0%

Schedule of Foreign Currency Translation	This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for 2023, 2024 and 2025.
	For the year ended September 30,
	2023	2024	2025
Year end HKD: US$ exchange rate	7.8000	7.8000	7.8000
Year end RMB: US$ exchange rate	N/A	N/A	7.1190
Year average HKD: US$ exchange rate	7.8000	7.8000	7.8000
Year average RMB: US$ exchange rate	N/A	N/A	7.1670

Schedule of Foreign Exchange Gains or Losses

The following table presents the potential effects on net foreign exchange gains or losses of a hypothetical change of +/- 5% in the exchange rate:

For the year ended September 30, 2024			For the year ended September 30, 2025
Net Foreign exchange gains (US$)	Impact on net foreign exchange gains/(losses) +5% (US$)	Impact on net foreign exchange gains/(losses) -5% (US$)	Net Foreign exchange loss (US$)	Impact on net foreign exchange gains/(losses) +5% (US$)	Impact on net foreign exchange gains/(losses) -5% (US$)
156,937	(7,847)	7,847	138,223	(6,911)	6,911

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Fixtures, furniture, equipment	5 years
Leasehold improvements	Shorter of lease term or 5 years

Schedule of Gross Revenues Disaggregated by Major Service Lines and Timing of Revenue Recognition

A summary of the Company’s gross revenues disaggregated by major service lines and timing of revenue recognition for the years ended September 30, 2023, 2024 and 2025, respectively, are as follow:

	Year ended September 30,
	2023	2024	2025
Integrated cross-border logistics services	$16,872,539	$15,116,783	$21,744,217
Air freight forwarding services	1,713,989	1,423,396	1,819,740
Total	$18,586,528	$16,540,179	$23,563,957